Fair Value (Details) - USD ($)		Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Fair value		$ 350,402,002	$ 276,465,993
FVTPL [Member]
Statement Line Items [Line Items]
Fair value		19,154,181	21,805,575
Quoted equities at FVOCI [Member]
Statement Line Items [Line Items]
Fair value		12,571,665	14,628,558
Quoted bonds at FVOCI [Member]
Statement Line Items [Line Items]
Fair value		287,971,277	208,525,361
Unquoted equities at FVOCI [Member]
Statement Line Items [Line Items]
Fair value	[1]	6,950,226	5,794,187
Investment properties [Member]
Statement Line Items [Line Items]
Fair value		23,754,653	25,712,312
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Fair value		319,697,123	244,959,494
Level 1 of fair value hierarchy [member] | FVTPL [Member]
Statement Line Items [Line Items]
Fair value		19,154,181	21,805,575
Level 1 of fair value hierarchy [member] | Quoted equities at FVOCI [Member]
Statement Line Items [Line Items]
Fair value		12,571,665	14,628,558
Level 1 of fair value hierarchy [member] | Quoted bonds at FVOCI [Member]
Statement Line Items [Line Items]
Fair value		287,971,277	208,525,361
Level 1 of fair value hierarchy [member] | Unquoted equities at FVOCI [Member]
Statement Line Items [Line Items]
Fair value
Level 1 of fair value hierarchy [member] | Investment properties [Member]
Statement Line Items [Line Items]
Fair value
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Fair value
Level 2 of fair value hierarchy [member] | FVTPL [Member]
Statement Line Items [Line Items]
Fair value
Level 2 of fair value hierarchy [member] | Quoted equities at FVOCI [Member]
Statement Line Items [Line Items]
Fair value
Level 2 of fair value hierarchy [member] | Quoted bonds at FVOCI [Member]
Statement Line Items [Line Items]
Fair value
Level 2 of fair value hierarchy [member] | Unquoted equities at FVOCI [Member]
Statement Line Items [Line Items]
Fair value
Level 2 of fair value hierarchy [member] | Investment properties [Member]
Statement Line Items [Line Items]
Fair value
Fair value of Level 3 financial assets [member]
Statement Line Items [Line Items]
Fair value		30,704,879	31,506,499
Fair value of Level 3 financial assets [member] | FVTPL [Member]
Statement Line Items [Line Items]
Fair value
Fair value of Level 3 financial assets [member] | Quoted equities at FVOCI [Member]
Statement Line Items [Line Items]
Fair value
Fair value of Level 3 financial assets [member] | Quoted bonds at FVOCI [Member]
Statement Line Items [Line Items]
Fair value
Fair value of Level 3 financial assets [member] | Unquoted equities at FVOCI [Member]
Statement Line Items [Line Items]
Fair value	[1]	6,950,226	5,794,187
Fair value of Level 3 financial assets [member] | Investment properties [Member]
Statement Line Items [Line Items]
Fair value		$ 23,754,653	$ 25,712,312

[1]	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows: